Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,006	£ 7,137	£ 8,767	£ 14,112
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	336	104	336
Licensing fees - upfront payments and research funding (including term extension payments)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,006	£ 6,801	£ 8,663	£ 13,776